Earnings per share (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Earnings Per Share

	2019	2018	2017
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	8,648	6,652	6,375
- Total	8,306	3,705	5,890
Weighted average number of shares (Million)
- Basic	5,180	5,323	5,323
- Diluted	5,193	5,337	5,336
Basic earnings per ordinary share (US cents)
- Continuing operations	166.9	125.0	119.8
- Total	160.3	69.6	110.7
Diluted earnings per ordinary share (US cents)
- Continuing operations	166.5	124.6	119.5
- Total	159.9	69.4	110.4